UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Monarch Capital Management, Inc.

Address:   127 West Berry Street
           Suite 402
           Fort Wayne, IN 46802


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Margaret H. Candor
Title:  Vice President and Treasurer
Phone:  260-422-2765

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret H. Candor             Fort Wayne, Indiana                7/24/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:  $      209,170
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
3M COMPANY                     COM            88579y101     3951    44101 SH       SOLE                 21236      0  22865
ABBOTT LABORATORIES            COM            002824100     5512    85499 SH       SOLE                 36875      0  48624
ACCENTURE PLC                  COM            G1151C101     1716    28555 SH       SOLE                 17720      0  10835
AIR PRODUCTS & CHEMICALS       COM            009158106      292     3614 SH       SOLE                  3000      0    614
ALTRIA GROUP                   COM            02209s103     3176    91911 SH       SOLE                 11536      0  80375
AT&T                           COM            00206r102     2206    61858 SH       SOLE                 38049      0  23809
AUTOMATIC DATA PROCESSING      COM            053015103     5221    93798 SH       SOLE                 36777      0  57021
BEMIS                          COM            081437105      250     7990 SH       SOLE                  1340      0   6650
BERKSHIRE HATHAWAY             COM            084670108      250        2 SH       SOLE                     0      0      2
BERKSHIRE HATHAWAY B           COM            084670702      427     5125 SH       SOLE                  1750      0   3375
BP ADR                         COM            055622104     2693    66416 SH       SOLE                  6150      0  60266
BRISTOL-MYERS SQUIBB           COM            110122108     1183    32897 SH       SOLE                 11000      0  21897
CHEVRONTEXACO CORP             COM            166764100     2095    19854 SH       SOLE                 10439      0   9415
CHUBB                          COM            171232101      806    11075 SH       SOLE                  3025      0   8050
CINCINNATI FINANCIAL           COM            172062101     4227   111020 SH       SOLE                 49213      0  61807
CINTAS                         COM            172908105      242     6269 SH       SOLE                  1300      0   4969
CISCO SYSTEMS                  COM            17275r102     3949   230018 SH       SOLE                103811      0 126207
CLARCOR                        COM            179895107     2383    49476 SH       SOLE                  2450      0  47026
COCA-COLA                      COM            191216100     8354   106838 SH       SOLE                 36779      0  70059
COLGATE-PALMOLIVE              COM            194162103      288     2762 SH       SOLE                   780      0   1982
CONSTELLATION BRANDS           COM            21036p108      363    13400 SH       SOLE                 11400      0   2000
DISNEY WALT                    COM            254687106     1771    36512 SH       SOLE                  3900      0  32612
DUKE ENERGY                    COM            26441C204      274    11898 SH       SOLE                  8198      0   3700
DUKE REALTY                    COM            264411505      315    21500 SH       SOLE                 19700      0   1800
EMC                            COM            268648102     5139   200509 SH       SOLE                 73600      0 126909
EMERSON ELECTRIC               COM            291011104     3473    74561 SH       SOLE                 33547      0  41014
EXELON                         COM            30161N101      260     6915 SH       SOLE                  3250      0   3665
EXXON MOBIL                    COM            30231g102     7673    89671 SH       SOLE                 27734      0  61937
FLOWSERVE                      COM            34354P105      723     6300 SH       SOLE                  4200      0   2100
FRANKLIN ELECTRIC              COM            353514102     6934   135620 SH       SOLE                 43537      0  92083
GANNETT                        COM            364730101      259    17555 SH       SOLE                   655      0  16900
GENERAL ELECTRIC               COM            369604103     5019   240837 SH       SOLE                100974      0 139863
GENUINE PARTS                  COM            372460105     1637    27175 SH       SOLE                 10625      0  16550
GOOGLE                         COM            38259p508      458      789 SH       SOLE                   439      0    350
HEWLETT-PACKARD                COM            428236103      303    15089 SH       SOLE                  6039      0   9050
HOME DEPOT                     COM            437076102     5450   102852 SH       SOLE                 36600      0  66252
INTEL                          COM            458140100     4829   181204 SH       SOLE                 73466      0 107738
INTERNATIONAL BUSINESS MACHINE COM            459200101      750     3833 SH       SOLE                    60      0   3773
JACOBS ENGINEERING             COM            469814107      310     8200 SH       SOLE                  5200      0   3000
JOHNSON & JOHNSON              COM            478160104     5919    87614 SH       SOLE                 33162      0  54452
JPMORGAN CHASE                 COM            46625h100     1058    29611 SH       SOLE                 13088      0  16523
KRAFT FOODS                    COM            50075n104     2279    59018 SH       SOLE                  3937      0  55081
LAKELAND FINANCIAL             COM            511656100     5413   201760 SH       SOLE                 91342      0 110418
LILLY ELI                      COM            532457108      395     9200 SH       SOLE                  7000      0   2200
LORILLARD                      COM            544147101      408     3089 SH       SOLE                     0      0   3089
MCDONALD'S                     COM            580135101     6946    78460 SH       SOLE                 27452      0  51008
MEDTRONIC                      COM            585055106     4790   123689 SH       SOLE                 60091      0  63598
MERCK & CO                     COM            58933Y105     8343   199823 SH       SOLE                 81946      0 117877
MICROSOFT                      COM            594918104     5054   165214 SH       SOLE                 67214      0  98000
NEXTERA ENERGY                 COM            65339F101     2420    35169 SH       SOLE                 21044      0  14125
NOKIA ADR                      COM            654902204      180    86804 SH       SOLE                 60104      0  26700
NORFOLK SOUTHERN               COM            655844108     2204    30703 SH       SOLE                 20106      0  10597
NORTHERN TRUST                 COM            665859104     3237    70344 SH       SOLE                 30750      0  39594
NORTHROP GRUMMAN               COM            666807102      325     5090 SH       SOLE                     0      0   5090
NUCOR                          COM            670346105      260     6867 SH       SOLE                  2900      0   3967
PEPSICO                        COM            713448108     4307    60954 SH       SOLE                 25752      0  35202
PFIZER                         COM            717081103     4043   175803 SH       SOLE                 86601      0  89202
PHILIP MORRIS INTERNATIONAL    COM            718172109     7740    88703 SH       SOLE                 10328      0  78375
PINNACLE WEST CAPITAL          COM            723484101      692    13383 SH       SOLE                  6633      0   6750
PLEXUS                         COM            729132100      871    30900 SH       SOLE                 21800      0   9100

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
PNC FIN'L SVCS GROUP           COM            693475105      295     4830 SH       SOLE                   621      0   4209
PRAXAIR                        COM            74005P104      338     3107 SH       SOLE                   901      0   2206
PROCTER & GAMBLE               COM            742718109     5915    96568 SH       SOLE                 37145      0  59423
PROTECTIVE LIFE                COM            743674103      418    14200 SH       SOLE                  9400      0   4800
QEP RESOURCES                  COM            74733V100     1282    42775 SH       SOLE                 22975      0  19800
QUESTAR                        COM            748356102      293    14049 SH       SOLE                  6100      0   7949
SCHLUMBERGER                   COM            806857108     1964    30264 SH       SOLE                 13789      0  16475
STEEL DYNAMICS                 COM            858119100     1171    99915 SH       SOLE                 44265      0  55650
STRYKER                        COM            863667101     1787    32433 SH       SOLE                 19105      0  13328
SYSCO                          COM            871829107     3814   127944 SH       SOLE                 50690      0  77254
TARGET                         COM            87612e106      633    10880 SH       SOLE                  7355      0   3525
U.S. BANCORP                   COM            902973304     2959    91995 SH       SOLE                 50700      0  41295
UNITED PARCEL SERVICE          COM            911312106     1015    12888 SH       SOLE                  7039      0   5849
UNITED TECHNOLOGIES            COM            913017109     3059    40503 SH       SOLE                 18487      0  22016
VALSPAR                        COM            920355104      549    10450 SH       SOLE                  7350      0   3100
VANGUARD EMERGING MKTS ETF     COM            922042858      356     8910 SH       SOLE                  3950      0   4960
VERIZON COMMUNICATIONS         COM            92343v104      656    14756 SH       SOLE                  9429      0   5327
VIVENDI                        COM            f97982106      318    17112 SH       SOLE                     0      0  17112
VODAFONE GROUP ADR             COM            92857w209     2050    72730 SH       SOLE                 39305      0  33425
WAL-MART STORES                COM            931142103     6531    93670 SH       SOLE                 36485      0  57185
WALGREEN                       COM            931422109     4810   162603 SH       SOLE                 72063      0  90540
WELLS FARGO                    COM            949746101     3744   111953 SH       SOLE                 40393      0  71560
YUM! BRANDS                    COM            988498101      520     8071 SH       SOLE                  7007      0   1064
ZIMMER HOLDINGS                COM            98956p102     2648    41136 SH       SOLE                 20134      0  21002